ASSET RETIREMENT OBLIGATIONS (Details) (USD $)	9 Months Ended
Sep. 30, 2014
Balance, beginning of period	$ 0
Accretion expense	0
Reclamation expenditures	0
Additions and changes in estimates	813,983
Balance, end of period	$ 813,983